CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating statements of operations
Revenues	$ 84,040	$ 42,329	$ 64,462	$ 49,611	$ 42,458	$ 33,577	$ 24,271	$ 23,709	$ 11,884	$ 156,217	$ 84,787	$ 198,860	$ 93,441	$ 28,609
Loss from continuing operations before income tax	(48,561)				(23,729)					(114,726)	(43,904)	(188,607)	(86,631)	(22,812)
Income tax benefit	43,566				6,858					48,420	9,150	32,196	2,987	0
Loss from continuing operations	(4,995)				(16,871)					(66,306)	(34,754)	(156,411)	(83,644)	(22,812)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,403)	5,101	4,856	4,908	2,416	2,907	2,167	1,873	285	14,208	7,517	17,281	7,232	2,481
Income from discontinued operations, net of tax	170,049				2,416					186,660	9,741	19,690	7,232	9,141
Gain (loss) on sale of discontinued operations, net of tax	172,452	2,409	0	0	0					172,452	2,224	2,409	0	6,660
Net income (loss)	165,054				(14,455)					120,354	(25,013)	(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	386				(48)					889	(22)	4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	165,440	(12,458)	(73,284)	(32,463)	(14,503)	(56,931)	2,000	(15,040)	(6,690)	121,243	(25,035)	(132,708)	(76,661)	(13,800)
Dividends on preferred stock	(14,129)				(8,205)					(27,617)	(12,860)	(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders	151,311	(17,052)	(85,371)	(42,283)	(22,708)	(60,921)	(1,952)	(18,497)	(9,298)	93,626	(37,895)	(167,414)	(90,668)	(16,267)
Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues												198,860	93,441	28,609
Expenses												387,467	180,072	51,421
Loss from continuing operations before equity in net income of subsidiaries												(188,607)	(86,631)	(22,812)
Equity in net income of subsidiaries												0	0	0
Loss from continuing operations before income tax												(188,607)	(86,631)	(22,812)
Income tax benefit												32,196	2,987
Loss from continuing operations												(156,411)	(83,644)
Income from discontinued operations, net of tax												17,281	7,232	2,481
Gain (loss) on sale of discontinued operations, net of tax												2,409		6,660
Net income (loss)												(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest												4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation												(132,708)	(76,661)	(13,800)
Dividends on preferred stock												(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders												(167,414)	(90,668)	(16,267)
Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues												198,860	93,441	28,609
Expenses												387,467	180,072	51,421
Loss from continuing operations before equity in net income of subsidiaries												(188,607)	(86,631)	(22,812)
Equity in net income of subsidiaries												0	0	0
Loss from continuing operations before income tax												(188,607)	(86,631)	(22,812)
Income tax benefit												32,196	2,987
Loss from continuing operations												(156,411)	(83,644)
Income from discontinued operations, net of tax												17,281	7,232	2,481
Gain (loss) on sale of discontinued operations, net of tax												2,409		6,660
Net income (loss)												(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest												4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation												(132,708)	(76,661)	(13,800)
Dividends on preferred stock												(34,706)	(14,007)	(2,467)
Net loss attributable to common shareholders												(167,414)	(90,668)	(16,267)
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues	(960)				252					(1,134)	461	565	1,071	1,395
Expenses	15,604				7,168					55,237	23,943	53,883	68,772	27,421
Loss from continuing operations before equity in net income of subsidiaries	(16,564)				(6,916)					(56,371)	(23,482)	(53,318)	(67,701)	(26,026)
Equity in net income of subsidiaries	(29,192)				(8,963)					(38,163)	(5,028)	(91,254)	(8,960)	3,769
Loss from continuing operations before income tax	(45,756)				(15,879)					(94,534)	(28,510)	(144,572)	(76,661)	(22,257)
Income tax benefit	41,945									41,945	0	0	0
Loss from continuing operations	(3,811)				(15,879)					(52,589)	(28,510)	(144,572)	(76,661)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(8,453)				0					(8,453)	0
Income from discontinued operations, net of tax												0	0	1,797
Gain (loss) on sale of discontinued operations, net of tax	172,452				0					172,452	0	0		6,660
Net income (loss)	160,188				(15,879)					111,410	(28,510)	(144,572)	(76,661)	(13,800)
Net loss (income) attributable to non-controlling interest	0									0	0	0	0	0
Net loss attributable to Magnum Hunter Resources Corporation	160,188				(15,879)					111,410	(28,510)	(144,572)	(76,661)	(13,800)
Dividends on preferred stock	(8,877)				(4,937)					(17,783)	(9,384)	(22,842)	(14,007)	(2,467)
Net loss attributable to common shareholders	151,311				(20,816)					93,627	(37,894)	(167,414)	(90,668)	(16,267)
Magnum Hunter Resources Corporation | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	(960)				252					(1,134)	461	565	1,071	1,395
Expenses	15,604				7,168					55,237	23,943	53,883	68,772	27,421
Loss from continuing operations before equity in net income of subsidiaries	(16,564)				(6,916)					(56,371)	(23,482)	(53,318)	(67,701)	(26,026)
Equity in net income of subsidiaries	(29,192)				(8,963)					(38,163)	(5,028)	(91,254)	(8,960)	3,769
Loss from continuing operations before income tax	(45,756)				(15,879)					(94,534)	(28,510)	(144,572)	(76,661)	(22,257)
Income tax benefit	41,945									41,945	0	0	0
Loss from continuing operations	(3,811)				(15,879)					(52,589)	(28,510)	(144,572)	(76,661)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(8,453)				0					(8,453)	0
Income from discontinued operations, net of tax												0	0	1,797
Gain (loss) on sale of discontinued operations, net of tax	172,452				0					172,452	0	0		6,660
Net income (loss)	160,188				(15,879)					111,410	(28,510)	(144,572)	(76,661)	(13,800)
Net loss (income) attributable to non-controlling interest	0									0	0	0	0	0
Net loss attributable to Magnum Hunter Resources Corporation	160,188				(15,879)					111,410	(28,510)	(144,572)	(76,661)	(13,800)
Dividends on preferred stock	(8,877)				(4,937)					(17,783)	(9,384)	(22,842)	(14,007)	(2,467)
Net loss attributable to common shareholders	151,311				(20,816)					93,627	(37,894)	(167,414)	(90,668)	(16,267)
PRC Williston, Inc. | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues												7,614	8,687	8,178
Expenses												22,505	11,704	15,275
Loss from continuing operations before equity in net income of subsidiaries												(14,891)	(3,017)	(7,097)
Equity in net income of subsidiaries												0	0	0
Loss from continuing operations before income tax												(14,891)	(3,017)	(7,097)
Income tax benefit												0	0
Loss from continuing operations												(14,891)	(3,017)
Income from discontinued operations, net of tax												0	0	0
Gain (loss) on sale of discontinued operations, net of tax												0		0
Net income (loss)												(14,891)	(3,017)	(7,097)
Net loss (income) attributable to non-controlling interest													0	0
Net loss attributable to Magnum Hunter Resources Corporation												(14,891)	(3,017)	(7,097)
Dividends on preferred stock												0	0	0
Net loss attributable to common shareholders												(14,891)	(3,017)	(7,097)
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues	56,476				26,742					93,696	52,889	122,606	60,780	16,558
Expenses	72,750				35,276					133,777	70,232	194,085	82,105	13,501
Loss from continuing operations before equity in net income of subsidiaries	(16,274)				(8,534)					(40,081)	(17,343)	(71,479)	(21,325)	3,057
Equity in net income of subsidiaries	(113)				0					(642)	0	458	(2,196)	0
Loss from continuing operations before income tax	(16,387)				(8,534)					(40,723)	(17,343)	(71,021)	(23,521)	3,057
Income tax benefit	913				2,206					5,767	5,080	14,796	571
Loss from continuing operations	(15,474)				(6,328)					(34,956)	(12,263)	(56,225)	(22,950)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0
Income from discontinued operations, net of tax												(124)	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	2,224	2,409		0
Net income (loss)	(15,474)				(6,328)					(34,956)	(10,039)	(53,940)	(22,950)	3,057
Net loss (income) attributable to non-controlling interest	0									0	0	0	0	0
Net loss attributable to Magnum Hunter Resources Corporation	(15,474)				(6,328)					(34,956)	(10,039)	(53,940)	(22,950)	3,057
Dividends on preferred stock	0				0					0	0	0	0	0
Net loss attributable to common shareholders	(15,474)				(6,328)					(34,956)	(10,039)	(53,940)	(22,950)	3,057
Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues												141,106	70,205	19,949
Expenses												211,404	91,651	17,578
Loss from continuing operations before equity in net income of subsidiaries												(70,298)	(21,446)	2,371
Equity in net income of subsidiaries												458	(2,196)	0
Loss from continuing operations before income tax												(69,840)	(23,642)	2,371
Income tax benefit												14,796	571
Loss from continuing operations												(55,044)	(23,071)
Income from discontinued operations, net of tax												(124)	0	0
Gain (loss) on sale of discontinued operations, net of tax												2,409		0
Net income (loss)												(52,759)	(23,071)	2,371
Net loss (income) attributable to non-controlling interest												0	0	0
Net loss attributable to Magnum Hunter Resources Corporation												(52,759)	(23,071)	2,371
Dividends on preferred stock												0	0	0
Net loss attributable to common shareholders												(52,759)	(23,071)	2,371
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues	30,782				15,898					67,357	33,082	79,334	35,369	12,993
Expenses	46,505				24,177					85,631	36,161	141,289	32,974	12,836
Loss from continuing operations before equity in net income of subsidiaries	(15,723)				(8,279)					(18,274)	(3,079)	(61,955)	2,395	157
Equity in net income of subsidiaries	(1,582)				(3,607)					(9,387)	(5,882)	(23,362)	(939)	0
Loss from continuing operations before income tax	(17,305)				(11,886)					(27,661)	(8,961)	(85,317)	1,456	157
Income tax benefit	708				4,652					708	4,070	17,400	2,416
Loss from continuing operations	(16,597)				(7,234)					(26,953)	(4,891)	(67,917)	3,872
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	6,050				2,416					22,661	7,517
Income from discontinued operations, net of tax												17,405	7,232	684
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	(10,547)				(4,818)					(4,292)	2,626	(50,512)	11,104	841
Net loss (income) attributable to non-controlling interest	0									0	0	0		0
Net loss attributable to Magnum Hunter Resources Corporation	(10,547)				(4,818)					(4,292)	2,626	(50,512)	11,104	841
Dividends on preferred stock	(5,252)				(3,268)					(9,834)	(3,476)	(11,864)	0	0
Net loss attributable to common shareholders	(15,799)				(8,086)					(14,126)	(850)	(62,376)	11,104	841
Non Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	14,937				11,673					34,596	22,176	53,220	17,256	1,424
Expenses	25,788				20,117					46,974	27,127	82,972	16,728	1,610
Loss from continuing operations before equity in net income of subsidiaries	(10,851)				(8,444)					(12,378)	(4,951)	(29,752)	528	(186)
Equity in net income of subsidiaries	(1,582)				(3,607)					(9,387)	(5,882)	(23,362)	(939)	0
Loss from continuing operations before income tax	(12,433)				(12,051)					(21,765)	(10,833)	(53,114)	(411)	(186)
Income tax benefit	708				4,652					708	4,070	17,400	2,416
Loss from continuing operations	(11,725)				(7,399)					(21,057)	(6,763)	(35,714)	2,005
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	6,050				2,416					22,661	7,517
Income from discontinued operations, net of tax												17,405	7,232	684
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	(5,675)				(4,983)					1,604	754	(18,309)	9,237	498
Net loss (income) attributable to non-controlling interest	0									0	0		0	0
Net loss attributable to Magnum Hunter Resources Corporation	(5,675)				(4,983)					1,604	754	(18,309)	9,237	498
Dividends on preferred stock	(5,252)				(3,268)					(9,834)	(3,476)	(11,864)	0	0
Net loss attributable to common shareholders	(10,927)				(8,251)					(8,230)	(2,722)	(30,173)	9,237	498
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues	(2,258)				(434)					(3,702)	(1,645)	(3,645)	(3,779)	(2,337)
Expenses	(2,258)				(434)					(3,702)	(1,645)	(1,790)	(3,779)	(2,337)
Loss from continuing operations before equity in net income of subsidiaries	0				0					0	0	(1,855)	0	0
Equity in net income of subsidiaries	30,887				12,570					48,192	10,910	114,158	12,095	(3,769)
Loss from continuing operations before income tax	30,887				12,570					48,192	10,910	112,303	12,095	(3,769)
Income tax benefit					0					0	0	0	0
Loss from continuing operations	30,887				12,570					48,192	10,910	112,303	12,095
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0
Income from discontinued operations, net of tax												0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	30,887				12,570					48,192	10,910	112,303	12,095	(3,769)
Net loss (income) attributable to non-controlling interest	386				(48)					889	(22)	4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	31,273				12,522					49,081	10,888	116,316	11,846	(3,898)
Dividends on preferred stock	0				0					0	0	0	0	0
Net loss attributable to common shareholders	31,273				12,522					49,081	10,888	116,316	11,846	(3,898)
Eliminations | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	(2,258)				(434)					(3,702)	(1,645)	(3,645)	(3,778)	(2,337)
Expenses	(2,258)				(434)					(3,702)	(1,645)	16,703	(8,783)	(10,463)
Loss from continuing operations before equity in net income of subsidiaries	0				0					0	0	(20,348)	5,005	8,126
Equity in net income of subsidiaries	30,887				12,570					48,192	10,910	114,158	12,095	(3,769)
Loss from continuing operations before income tax	30,887				12,570					48,192	10,910	93,810	17,100	4,357
Income tax benefit										0	0	0	0
Loss from continuing operations	30,887				12,570					48,192	10,910	93,810	17,100
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0
Income from discontinued operations, net of tax												0	0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0	0		0
Net income (loss)	30,887				12,570					48,192	10,910	93,810	17,100	4,357
Net loss (income) attributable to non-controlling interest	386				(48)					889	(22)	4,013	(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	31,273				12,522					49,081	10,888	97,823	16,851	4,228
Dividends on preferred stock	0				0					0	0	0	0	0
Net loss attributable to common shareholders	31,273				12,522					49,081	10,888	97,823	16,851	4,228
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-3
Condensed consolidating statements of operations
Revenues	84,040				42,458					156,217	84,787
Expenses	132,601				66,187					270,943	128,691
Loss from continuing operations before equity in net income of subsidiaries	(48,561)				(23,729)					(114,726)	(43,904)
Equity in net income of subsidiaries	0				0					0	0
Loss from continuing operations before income tax	(48,561)				(23,729)					(114,726)	(43,904)
Income tax benefit	43,566				6,858					48,420	9,150
Loss from continuing operations	(4,995)				(16,871)					(66,306)	(34,754)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,403)				2,416					14,208	7,517
Gain (loss) on sale of discontinued operations, net of tax	172,452				0					172,452	2,224
Net income (loss)	165,054				(14,455)					120,354	(25,013)	(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	386				(48)					889	(22)
Net loss attributable to Magnum Hunter Resources Corporation	165,440				(14,503)					121,243	(25,035)
Dividends on preferred stock	(14,129)				(8,205)					(27,617)	(12,860)
Net loss attributable to common shareholders	151,311				(22,708)					93,626	(37,895)
Magnum Hunter Resources Corporation Consolidated | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	84,040				42,458					156,217	84,787
Expenses	132,601				66,187					270,943	128,691
Loss from continuing operations before equity in net income of subsidiaries	(48,561)				(23,729)					(114,726)	(43,904)
Equity in net income of subsidiaries	0				0					0	0
Loss from continuing operations before income tax	(48,561)				(23,729)					(114,726)	(43,904)
Income tax benefit	43,566				6,858					48,420	9,150
Loss from continuing operations	(4,995)				(16,871)					(66,306)	(34,754)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,403)				2,416					14,208	7,517
Gain (loss) on sale of discontinued operations, net of tax	172,452				0					172,452	2,224
Net income (loss)	165,054				(14,455)					120,354	(25,013)	(136,721)	(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	386				(48)					889	(22)
Net loss attributable to Magnum Hunter Resources Corporation	165,440				(14,503)					121,243	(25,035)
Dividends on preferred stock	(14,129)				(8,205)					(27,617)	(12,860)
Net loss attributable to common shareholders	151,311				(22,708)					93,626	(37,895)
PRC Williston Inc | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	1,687				2,102					3,295	4,189
Expenses	4,028				1,723					5,981	4,015
Loss from continuing operations before equity in net income of subsidiaries	(2,341)				379					(2,686)	174
Equity in net income of subsidiaries	0				0					0	0
Loss from continuing operations before income tax	(2,341)				379					(2,686)	174
Income tax benefit										0	0
Loss from continuing operations	(2,341)				379					(2,686)	174
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	0
Net income (loss)	(2,341)				379					(2,686)	174	(14,891)	(3,017)	(7,097)
Net loss (income) attributable to non-controlling interest	0										0
Net loss attributable to Magnum Hunter Resources Corporation	(2,341)				379					(2,686)	174
Dividends on preferred stock	0				0					0	0
Net loss attributable to common shareholders	(2,341)				379					(2,686)	174
Wholly-Owned Guarantor Subsidiaries | Debt Securities Under Universal Shelf Registration Statement Form S-4
Condensed consolidating statements of operations
Revenues	70,634				28,865					123,162	59,606
Expenses	89,439				37,613					166,453	75,251
Loss from continuing operations before equity in net income of subsidiaries	(18,805)				(8,748)					(43,291)	(15,645)
Equity in net income of subsidiaries	(113)				0					(642)	0
Loss from continuing operations before income tax	(18,918)				(8,748)					(43,933)	(15,645)
Income tax benefit	913				2,206					5,767	5,080
Loss from continuing operations	(18,005)				(6,542)					(38,166)	(10,565)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0				0					0	0
Gain (loss) on sale of discontinued operations, net of tax	0				0					0	2,224
Net income (loss)	(18,005)				(6,542)					(38,166)	(8,341)	(52,759)	(23,071)	2,371
Net loss (income) attributable to non-controlling interest	0									0	0
Net loss attributable to Magnum Hunter Resources Corporation	(18,005)				(6,542)					(38,166)	(8,341)
Dividends on preferred stock	0				0					0	0
Net loss attributable to common shareholders	$ (18,005)				$ (6,542)					$ (38,166)	$ (8,341)